Share Capital and Employee Compensation Plans - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares year $ / shares	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 USD ($) shares year	Dec. 31, 2016 CAD ($) shares year	Dec. 31, 2017 CAD ($) year shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued to former employee (shares)	0	0	100,000	100,000
Holding period for shares awarded | year					2
Number of share options granted in share-based payment arrangement	91,945	91,945	45,705	45,705
Expected volatility, share options granted	42.00%	42.00%	54.00%	54.00%
Weighted average exercise price of share options granted in share-based payment arrangement | $		$ 18.64		$ 23.61
Weighted average fair value at measurement date, share options granted | $				$ 8.94	$ 5.30
Number of shares issued in lieu of directors fees (shares)	12,291	12,291	14,434	14,434
Directors' remuneration expense | $	$ 200		$ 200
Share-based compensation | $	$ 3,077		$ 3,826
Number of shares authorised (shares)					200,000,000
Par value per common share | $ / shares	$ 0
Restricted Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Granted (shares)	123,113	123,113	82,338	82,338
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Risk-free interest rate	2.00%	2.00%	1.20%	1.20%
Option life, share options granted | year	3.5	3.5	3.5	3.5
Expected dividend as percentage, share options granted	2.40%	2.40%	1.40%	1.40%
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Risk-free interest rate	2.40%	2.40%	1.30%	1.30%
Option life, share options granted | year	4.5	4.5	4.5	4.5
Expected dividend as percentage, share options granted	2.80%	2.80%	1.70%	1.70%